Investment in Cauchari-Olaroz Project - Summary of Loans to Joint Operation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Loans, beginning balance	$ 223,122
Loans, ending balance	320,869	$ 223,122
Exar Capital B.V.
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Loans, beginning balance	223,122	70,856
Remeasurement due to extinguishment of the loans to Exar Capital		54,991
Loans to Joint Venture	64,680	79,674
Accrued interest	33,067	17,601
Loans, ending balance	$ 320,869	$ 223,122